Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the year	¥ 163,982	¥ 114,696	¥ 33,485
Adjustments for:
Income tax expense	49,295	43,507	22,588
Depreciation, depletion and amortization	238,036	231,269	213,875
Capitalized exploratory costs charged to expense	14,118	12,557	8,934
Safety fund reserve	(691)	(1,750)	(1,505)
Share of profit of associates and joint ventures	(15,251)	(13,267)	(3,533)
Accrual of provision for impairment of receivables, net	1,625	415	343
Write down in inventories, net	8,567	580	8,151
Impairment of other non-current assets	4,653	465	0
Loss on disposal and scrap of property, plant and equipment	20,726	18,959	5,398
(Gain)/loss on disposal and scrap of other non-current assets	(479)	587	(1,142)
Loss/(gain) on disposal of subsidiaries	185	(3,575)	(1,242)
Gain on Pipeline restructuring	0	(18,320)	(46,946)
Fair value loss	2,464	0	0
Dividend income	(15)	(17)	(25)
Interest income	(4,738)	(2,984)	(3,023)
Interest expense	21,554	19,739	26,528
Changes in working capital:
Accounts receivable, prepayments and other current assets	(20,127)	(8,265)	14,751
Inventories	(32,470)	(15,889)	43,645
Accounts payable and accrued liabilities	7,504	2,251	8,410
Contract liabilities	(1,144)	(12,996)	8,987
CASH FLOWS GENERATED FROM OPERATIONS	457,794	367,962	337,679
Income taxes paid	(64,026)	(26,493)	(19,104)
NET CASH FLOWS FROM OPERATING ACTIVITIES	393,768	341,469	318,575
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(243,349)	(261,617)	(248,376)
Acquisition of investments in associates and joint ventures	(1,396)	(387)	(2,599)
Prepayments on long-term leases		0	(3,048)
Acquisition of intangible assets and other non-current assets	(1,524)	(3,946)	(5,303)
Acquisition of subsidiaries	(460)	(1,822)	(1,947)
Acquisition of financial assets at fair value through profit or loss	(2,830)	0	0
Proceeds from disposal of property, plant and equipment	(364)	2,746	1,195
Proceeds from disposal of other non-current assets	2,830	4,183	2,224
Proceeds from Pipeline restructuring	3,445	31,074	80,621
Interest received	3,001	2,836	2,532
Dividends received	10,740	12,274	4,778
(Increase)/decrease in time deposits with maturities over three months	(3,064)	1,627	(12,063)
NET CASH FLOWS USED FOR INVESTING ACTIVITIES	(232,971)	(213,032)	(181,986)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term borrowings	(800,692)	(758,307)	(797,892)
Repayments of long-term borrowings	(90,637)	(78,127)	(219,770)
Repayments of lease liabilities	(12,730)	(13,016)	(12,794)
Interest paid	(12,298)	(12,821)	(16,700)
Dividends paid to non-controlling interests	(9,547)	(16,508)	(14,264)
Dividends paid to owners of the Company	(54,686)	(39,866)	(28,078)
Cash paid to acquire non-controlling interests	0	(22)	(2)
Increase in short-term borrowings	784,049	681,258	751,157
Increase in long-term borrowings	82,299	128,834	238,335
Cash contribution from non-controlling interests	529	673	613
Capital reduction in subsidiaries paid to non-controlling interests	0	(69)	(5)
NET CASH FLOWS USED FOR FINANCING ACTIVITIES	(113,713)	(107,971)	(99,400)
TRANSLATION OF FOREIGN CURRENCY	7,317	(2,308)	(4,967)
Increase in cash and cash equivalents	54,401	18,158	32,222
Cash and cash equivalents at beginning of the year	136,789	118,631	86,409
Cash and cash equivalents at end of the year	¥ 191,190	¥ 136,789	¥ 118,631